Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK LARGE CAP SERIES FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
BlackRock Large Cap Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Large Cap Core Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock Large Cap Core Plus Fund (“Core Plus Fund” or the “Fund”), a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Core Plus Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 34 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-58 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Core Plus Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities issued primarily by large cap companies located in the United States. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Large cap companies are companies that at the time of purchase have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of June 28, 2013, the most recent rebalance date, the lowest market capitalization in this group was $3.8 billion. The market capitalizations of companies in the index change with market conditions and the composition of the index.

The Fund will use an investment approach that emphasizes a blend of both growth and value. Growth companies are those whose earnings growth potential appears to the Fund management team to be greater than the market in general and whose revenue growth is expected to continue for an extended period. Stocks of growth companies typically pay relatively low dividends and sell at relatively high valuations. Value companies are those that appear to be undervalued by the market as measured by certain financial formulas. Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets in equity securities, primarily common stock, of large cap companies that BlackRock selects from those that are, at the time of purchase, included in the Fund’s benchmark, the Russell 1000® Index. For this purpose, net assets include assets acquired through the investment of the proceeds of the short sales or any borrowings or other forms of leverage for investment purposes.

		The Fund takes long positions primarily in large cap companies that BlackRock has identified as attractive and short positions in such securities that BlackRock has identified as overvalued or poised for underperformance. A long position refers to a security that the Fund holds in its portfolio, while a short position refers to a security the Fund does not hold but has sold short by delivery of a borrowed security. The Fund will normally hold long positions in equity securities representing up to 130% of its assets. The Fund will generally hold approximately 30% of its assets in short positions. When the Fund takes a long position, it purchases the security outright. When the Fund takes a short position, it sells a security that it has borrowed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in Core Plus Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Short Sales Risk — Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how Core Plus Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000® Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how Core Plus Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS Core Plus Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 14.18% (quarter ended December 31, 2011) and the lowest return for a quarter was –20.63% (quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/13 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.
BlackRock Large Cap Core Plus Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Short Sales	rr_Component2OtherExpensesOverAssets	0.40%
Interest Expense/Stock Loan Fees	blcsfi_InterestExpenseStockLoanFees	0.31%
Miscellaneous Other Expenses	rr_Component3OtherExpensesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.37%	[3]
1 Year	rr_ExpenseExampleYear01	753
3 Years	rr_ExpenseExampleYear03	1,282
5 Years	rr_ExpenseExampleYear05	1,837
10 Years	rr_ExpenseExampleYear10	3,341
2008	rr_AnnualReturn2008	(31.20%)
2009	rr_AnnualReturn2009	13.85%
2010	rr_AnnualReturn2010	13.32%
2011	rr_AnnualReturn2011	3.73%
2012	rr_AnnualReturn2012	14.27%
2013	rr_AnnualReturn2013	31.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.63%)
1 Year	rr_AverageAnnualReturnYear01	25.01%
5 Years	rr_AverageAnnualReturnYear05	13.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2007
BlackRock Large Cap Core Plus Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense on Short Sales	rr_Component2OtherExpensesOverAssets	0.40%
Interest Expense/Stock Loan Fees	blcsfi_InterestExpenseStockLoanFees	0.31%
Miscellaneous Other Expenses	rr_Component3OtherExpensesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.47%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	3.11%	[3]
1 Year	rr_ExpenseExampleYear01	414
3 Years	rr_ExpenseExampleYear03	1,032
5 Years	rr_ExpenseExampleYear05	1,772
10 Years	rr_ExpenseExampleYear10	3,724
1 Year	rr_ExpenseExampleNoRedemptionYear01	314
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,032
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,772
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,724
1 Year	rr_AverageAnnualReturnYear01	29.94%
5 Years	rr_AverageAnnualReturnYear05	14.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2007
BlackRock Large Cap Core Plus Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Short Sales	rr_Component2OtherExpensesOverAssets	0.40%
Interest Expense/Stock Loan Fees	blcsfi_InterestExpenseStockLoanFees	0.31%
Miscellaneous Other Expenses	rr_Component3OtherExpensesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.10%	[3]
1 Year	rr_ExpenseExampleYear01	213
3 Years	rr_ExpenseExampleYear03	724
5 Years	rr_ExpenseExampleYear05	1,262
10 Years	rr_ExpenseExampleYear10	$ 2,732
1 Year	rr_AverageAnnualReturnYear01	32.30%
5 Years	rr_AverageAnnualReturnYear05	15.37%
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2007
BlackRock Large Cap Core Plus Fund | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.01%
5 Years	rr_AverageAnnualReturnYear05	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
BlackRock Large Cap Core Plus Fund | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.15%
5 Years	rr_AverageAnnualReturnYear05	11.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
BlackRock Large Cap Core Plus Fund | Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on pages 50-55, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.65% (for Investor A Shares), 2.39% (for Investor C Shares) and 1.38% (for Institutional Shares) until February 1, 2015. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of Core Plus Fund.
[4]	There is no CDSC on Investor C Shares after one year.